Document And Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Juhl Wind, Inc
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		22,915,849
Amendment Flag	true
Amendment Description	Juhl Wind, Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Form S-1 registration statement, filed with the Securities and Exchange Commission on July 30, 2012 (the “Form S-1”), for the purpose of responding to comments issued by the Securities and Exchange Commission on August 20, 2012, and to update its financial information as of June 30, 2012.
Entity Central Index Key	0001366312
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2